Cover Cover	Jul. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 30, 2026
Entity Registrant Name	Ralliant Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	1-42633
Entity Tax Identification Number	99-5127620
Entity Address, Address Line One	4114 Center at North Hills Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Raleigh,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	984
Local Phone Number	375-7255
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	RAL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0002041385